Other Intangible Assets, Net (Details) - Schedule of Other Intangible Assets Future Amortization Expense - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Intangible Assets Future Amortization Expense [Abstract]
2024	$ 9,754
2025	7,537
2026	7,290
2027	4,746
2028	3,254
Thereafter	4,736
Estimated amortization expense	$ 37,317	$ 44,003